BORROWINGS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Short term bank loan
	Interest rate	Term	September 30, 2014		December 31, 2013
Agricultural Development	6%	August 30, 2013 - August 29, 2014
Bank of China		(August 30, 2012 - August 29, 2013)
Huangyuan County Branch,
Xining , Qinghai Province, the P.R.C.			$-	‸*	$4,100,377‸*

Long term debts
Name of lender	Interest rate	Term	September 30, 2014		December 31, 2013
Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County,
Xining City,
Qinghai Province, the P.R.C.			$178,774		$180,417

Agricultural Development	6.40%	January 3, 2014 - December 17, 2018
Bank of China
Huangyuan County Branch,
Xining , Qinghai Province, the P.R.C.			$2,437,836	‸*#	-

			$2,616,610		$180,417

‸ personal and corporate guaranteed by third parties.
*secured by land use rights with net carrying amount of $500,712 (12.31.2013: $515,026).
#repayable $325,092, $650,184, $650,184 and $812,376 in 2015, 2016, 2017 and 2018, respectively.

Short term bank loan

Name of bank	Interest rate	Term	2013		2012

Agricultural Development Bank of China	6%	August 30, 2013 - August 29, 2014
Huangyuan County Branch,		(August 30, 2012 - August 29, 2013)
Xining , Qinghai Province, the P.R.C.			$4,100,377	‸*	$3,181,927	‸*

‸ personal and corporate guaranteed by third parties.
* secured by land use rights with net carrying amount of $515,026  (2012: $528,240).

Long term debts

Name of lender	Interest rate	Term	2013	2012

Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County,
Xining City,
Qinghai Province, the P.R.C.			$180,417	$175,006